NON-CURRENT ASSETS HELD FOR SALE - Roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of noncurrent assets held-for-sale [line items]
Balance at the beginning of the year	$ 92,830
Withdrawals from leaseback operation	(79,546)	$ (15,179)	$ (32,365)
Balance at year end balance	101,184	92,830
Non-current assets held for sale [member]
Disclosure of noncurrent assets held-for-sale [line items]
Balance at the beginning of the year	92,830	208,426	240,412
Additions	72,466	74,812	137,710
Assets sold, net	(118,808)	(51,863)	(60,747)
Increase / decrease by changes in fair value	(268)	(76)	(3,780)
Reclassifications	62,058	(88,609)	(135,643)
Effect of movements in exchange rates	(7,094)	13,960	(8,310)
Loss of control in subsidiary		(72,014)
Discontinued operations		8,194	(94)
Balance at year end balance	101,184	92,830	208,426
Non-current assets held for sale [member] | Investment property [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	(95,593)	(31,184)	(22,847)
Non-current assets held for sale [member] | Other assets [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	25,654	(62,943)	(111,442)
Non-current assets held for sale [member] | Property, plant and equipment [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	$ 131,997	$ 5,536	1,074
Non-current assets held for sale [member] | Concession arrangements [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications			(2,516)
Non-current assets held for sale [member] | Right of use assets
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications			$ 102